INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance Costs
Interest expenses with the Parent	$ (45,852)	$ (462,575)	$ (817,170)
Interest expenses	(24,078,901)	(20,767,168)	(14,135,820)
Financial commissions	(2,746,945)	(2,558,342)	(2,973,207)
Finance Costs	(26,871,698)	(23,788,085)	(17,926,197)
Other finance results
Exchange differences generated by assets	(15,750,105)	(20,410,188)	33,661,590
Exchange differences generated by liabilities	19,166,100	10,890,789	(46,154,598)
Changes in fair value of financial assets or liabilities and other financial results	(13,026,967)	(2,209,036)	2,966,135
Net gain of inflation effect on monetary items	1,697,345	438,502	1,646,774
Other finance results	$ (7,913,627)	$ (11,289,933)	$ (7,880,099)